Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.4%
Aerospace/Defense - 1.5%
Boeing Co.	485	$94,182
Howmet Aerospace, Inc.	4,341	106,702
TransDigm Group, Inc. (a)	128	70,820
		271,704
Agriculture - 0.7%
Archer-Daniels-Midland Co.	2,494	124,725
Airlines - 2.4%
Alaska Air Group, Inc.	1,778	86,820
American Airlines Group, Inc.	8,731	149,911
Delta Air Lines, Inc.	2,296	87,156
United Airlines Holdings, Inc. (a)	2,698	107,893
		431,780
Apparel - 2.2%
Hanesbrands, Inc.	5,916	90,456
PVH Corp.	1,320	112,543
Tapestry, Inc.	3,351	105,959
Under Armour, Inc. - Class A (a)	5,149	90,107
		399,065
Auto Manufacturers - 2.5%
Ford Motor Co.	19,381	204,082
General Motors Co.	5,035	255,174
		459,256
Auto Parts & Equipment - 0.7%
Aptiv PLC - ADR	669	89,378
BorgWarner, Inc.	685	28,763
		118,141
Banks - 15.1%
Bank of America Corp.	15,265	452,607
Bank of New York Mellon Corp.	1,982	78,943
Citigroup, Inc.	6,746	391,201
Citizens Financial Group, Inc.	3,376	123,022
Comerica, Inc.	1,756	100,443
Fifth Third Bancorp	4,368	126,366
Goldman Sachs Group, Inc.	704	190,904
Huntington Bancshares, Inc.	7,183	94,995
KeyCorp.	6,986	117,784
M&T Bank Corp.	247	32,720
Morgan Stanley	2,821	189,148
PNC Financial Services Group, Inc.	764	109,649
Regions Financial Corp.	6,619	112,589
State Street Corp.	733	51,310
SVB Financial Group (a)	200	87,556
Truist Financial Corp.	3,967	190,337
Wells Fargo & Co.	9,318	278,422
Zions Bancorp	321	14,169
		2,742,165
Beverages - 0.2%
Molson Coors Brewing Co. - Class B	785	39,376
Chemicals - 1.1%
LyondellBasell Industries NV - Class A - ADR	916	78,556
Mosaic Co.	4,512	117,132
		195,688
Commercial Services - 0.6%
Quanta Services, Inc.	361	25,440
United Rentals, Inc. (a)	330	80,193
		105,633
Computers - 2.5%
DXC Technology Co.	5,297	149,375
Hewlett Packard Enterprise Co.	5,260	64,908
HP, Inc.	3,725	90,667
Western Digital Corp.	2,526	142,542
		447,492
Distribution/Wholesale - 0.5%
LKQ Corp. (a)	2,660	93,339
Diversified Financial Services - 3.4%
Ameriprise Financial, Inc.	390	77,169
Capital One Financial Corp.	1,814	189,128
Discover Financial Services	1,152	96,238
Franklin Resources, Inc.	516	13,566
Invesco Ltd. - ADR	5,909	121,666
Synchrony Financial	3,418	115,016
		612,783
Electric - 1.2%
Consolidated Edison, Inc.	922	65,259
Exelon Corp.	3,174	131,912
NRG Energy, Inc.	698	28,904
		226,075
Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	1,170	77,746
Food - 2.2%
JM Smucker Co.	310	36,087
Kroger Co.	4,074	140,553
Sysco Corp.	1,004	71,796
The Kraft Heinz Co.	2,034	68,159
Tyson Foods, Inc. - Class A	1,167	75,050
		391,645
Forest Products & Paper - 0.3%
International Paper Co.	967	48,650
Hand/Machine Tools - 0.3%
Stanley Black & Decker, Inc.	357	61,936
Healthcare-Products - 0.5%
Align Technology, Inc. (a)	159	83,535
Healthcare-Services - 3.6%
Anthem, Inc.	810	240,554
Centene Corp. (a)	2,973	179,272
Humana, Inc.	375	143,666
Universal Health Services, Inc. - Class B	750	93,510
		657,002
Home Builders - 2.2%
DR Horton, Inc.	946	72,653
Lennar Corp. - Class A	1,901	158,068
NVR, Inc. (a)	15	66,697
PulteGroup, Inc.	2,460	107,010
		404,428
Home Furnishings - 0.9%
Leggett & Platt, Inc.	1,646	67,486
Whirlpool Corp.	549	101,614
		169,100
Insurance - 10.3%
Aflac, Inc.	1,648	74,457
Allstate Corp.	833	89,281
American International Group, Inc.	3,742	140,101
Assurant, Inc.	138	18,695
Berkshire Hathaway, Inc. - Class B (a)	1,925	438,650
Chubb Ltd. - ADR	741	107,941
Cincinnati Financial Corp.	272	22,873
Everest Re Group Ltd. - ADR	99	20,897
Globe Life, Inc.	189	17,084
Hartford Financial Services Group, Inc.	2,446	117,457
Lincoln National Corp.	2,886	131,284
Loews Corp.	525	23,777
MetLife, Inc.	2,666	128,368
Principal Financial Group, Inc.	2,155	106,177
Progressive Corp.	960	83,702
Prudential Financial, Inc.	2,155	168,693
Travelers Cos., Inc.	557	75,919
Unum Group	4,602	106,904
		1,872,260
Internet - 1.4%
Etsy, Inc. (a)	529	105,319
Expedia Group, Inc.	621	77,066
Twitter, Inc. (a)	1,449	73,218
		255,603
Iron/Steel - 0.2%
Nucor Corp.	894	43,565
Leisure Time - 2.1%
Carnival Corp. - ADR	7,099	132,538
Norwegian Cruise Line Holdings Ltd. - ADR (a)	6,749	152,865
Royal Caribbean Cruises Ltd. - ADR	1,593	103,545
		388,948
Lodging - 1.7%
Marriott International, Inc. - Class A	574	66,762
MGM Resorts International	5,030	143,657
Wynn Resorts Ltd.	913	90,871
		301,290
Media - 1.9%
Discovery, Inc. (a)	855	29,951
DISH Network Corp. - Class A (a)	2,825	81,981
FOX Corp.	1,021	31,835
ViacomCBS, Inc.	4,304	208,744
		352,511
Mining - 0.6%
Freeport-McMoRan, Inc.	3,823	102,877
Miscellaneous Manufacturing - 1.0%
General Electric Co.	7,289	77,847
Textron, Inc.	2,247	101,699
		179,546
Office/Business Equipment - 0.5%
Xerox Holdings Corp.	3,967	83,426
Oil & Gas - 13.0%
Apache Corp.	12,594	179,842
ConocoPhillips	3,990	159,720
Devon Energy Corp.	8,297	136,569
Diamondback Energy, Inc.	3,021	171,260
EOG Resources, Inc.	1,735	88,415
Exxon Mobil Corp.	10,240	459,162
HESS Corp.	1,767	95,383
HollyFrontier Corp.	4,161	118,422
Marathon Oil Corp.	18,217	131,891
Marathon Petroleum Corp.	3,873	167,159
Occidental Petroleum Corp.	9,040	181,342
Phillips 66	2,686	182,111
Pioneer Natural Resources Co.	859	103,853
Valero Energy Corp.	3,382	190,846
		2,365,975
Oil & Gas Services - 2.9%
Baker Hughes a GE Co.	4,009	80,541
Halliburton Co.	6,600	116,358
NOV, Inc.	7,826	96,886
Schlumberger Ltd. - ADR	4,314	95,814
TechnipFMC PLC - ADR	13,544	144,785
		534,384
Packaging & Containers - 0.6%
WestRock Co.	2,490	103,161
Pharmaceuticals - 5.8%
Cardinal Health, Inc.	1,184	63,616
Cigna Corp.	1,503	326,226
CVS Health Corp.	6,075	435,274
McKesson Corp.	726	126,665
Perrigo Co. PLC - ADR	391	16,696
Viatris, Inc. (a)	5,355	90,981
		1,059,458
Pipelines - 1.0%
ONEOK, Inc.	2,941	117,140
Williams Cos., Inc.	3,297	69,995
		187,135
Real Estate - 0.7%
CBRE Group, Inc. - Class A (a)	1,960	119,521
Retail - 3.3%
Best Buy Co., Inc.	694	75,521
Darden Restaurants, Inc.	776	90,707
Gap, Inc. (a)	4,144	83,916
L Brands, Inc.	2,964	120,813
Ulta Salon Cosmetics & Fragrance, Inc. (a)	257	71,898
Walgreens Boots Alliance, Inc.	3,128	157,182
		600,037
Savings & Loans - 0.1%
People's United Financial, Inc.	1,059	14,466
Semiconductors - 0.4%
Lam Research Corp.	153	74,044
Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	116	18,250
Software - 0.4%
Paycom Software, Inc. (a)	174	66,075
Telecommunications - 2.7%
AT&T, Inc.	14,200	406,546
Juniper Networks, Inc.	881	21,514
Lumen Technologies, Inc.	5,392	66,753
		494,813
Textiles - 0.7%
Mohawk Industries, Inc. (a)	840	120,624
TOTAL COMMON STOCKS (Cost $16,984,084)		17,499,233

REAL ESTATE INVESTMENT TRUSTS - 3.4%
Kimco Realty Corp.	6,244	103,088
Simon Property Group, Inc.	1,207	112,167
SL Green Realty Corp.	1,507	101,671
Ventas, Inc.	1,754	80,807
Vornado Realty Trust	1,730	68,785
Welltower, Inc.	1,122	67,993
Weyerhaeuser Co.	2,522	78,661
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $592,807)		613,172
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.005% (b)	$24,901	24,901
TOTAL SHORT-TERM INVESTMENTS (Cost $24,901)		24,901

Total Investments (Cost $17,601,792) - 99.9%		18,137,306
Other Assets in Excess of Liabilities - 0.1%		17,544
TOTAL NET ASSETS - 100.0%		$18,154,850

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 17,499,233	$ -	$ -	$ -	$ 17,499,233
Real Estate Investment Trusts	613,172	-	-	-	613,172
Short-Term Investments	24,901	-	-	-	24,901
Total Investments in Securities	$ 18,137,306	$ -	$ -	$ -	$ 18,137,306
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.